Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2021
Statement [LineItems]
Detailed Information About Property, Plant and Equipment

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Investment
Balances as of January 1, 2020	Ps.	848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	3,267,177,099
Acquisitions		8,596,129	17,992	1,141,350	20,527,095	1,192,275	1,842,005	187,129	867,498	71,679,103	746,526	—	106,797,102
Reclassifications		(1,983,871)	—	140,460	—	(7,373)	—	296,647	(236,331)	44,364	41,165	16	(1,704,923)
Capitalization		918,736	—	8,681,048	32,142,329	19,870	2,797,069	5,198	—	(44,650,944)	86,694	—	—
(Impairment)		(29,570,104)	—	(8,034,598)	(16,942,654)	—	(9,746,182)	—	—	(787,330)	—	—	(65,080,868)
Reversal of impairment		12,660,669	153,456	8,318,731	45,682,705	429,790	13,937,937	8,159	—	—	—	—	81,191,447
Disposals		(1,371,888)	—	(1,585,018)	(151,405)	(5,630,559)	—	(2,220,453)	(461,591)	(1,134,183)	(248,065)	(16)	(12,803,178)

Balances as of September 30, 2020	Ps.	838,090,998	13,264,272	469,597,050	1,384,927,016	59,322,230	335,313,771	48,684,242	16,524,794	165,076,450	44,775,856	—	3,375,576,679

Balances as of January 1, 2020	Ps.	848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	3,267,177,099
Acquisitions		13,934,129	246,351	1,911,502	15,602,539	1,118,794	3,696,726	294,329	552,865	131,963,334	543,472	—	169,864,041
Reclassifications		(1,446,201)	—	228,056	—	361,131	—	410,240	7,586	(1,234,963)	115,107	24,601	(1,534,443)
Capitalization		9,906,725	—	19,022,425	42,183,243	616,006	15,695,486	8,835	1,532	(87,150,784)	(283,468)	—	—
(Impairment)		(66,031,126)	—	(9,392,862)	(48,028,474)	(65,964)	(16,210,995)	—	—	(20,210,911)	—	—	(159,940,332)
Reversal of impairment		9,797,281	153,456	11,943,047	73,801,995	1,563,299	25,872,979	8,159	426,560	19,856	—	—	123,586,632
Disposals		(3,297,113)	—	(2,855,580)	—	(6,599,754)	(1,184,109)	(2,300,115)	(514,229)	(1,441,548)	(298,828)	(24,601)	(18,515,877)

Balances as of December 31, 2020	Ps.	811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120

Acquisitions		7,963,546	—	2,255,478	18,125,341	11,312	2,606,668	802,055	119,759	68,499,434	7,958	—	100,391,551
Reclassifications		3,154,806	—	(7,699)	105,873	65	(2,931,778)	2,082	73,211	(103,587)	41,205	1,625	335,803
Capitalization		1,520,740	—	2,256,417.00	28,673,456	287,955	2,148,170	129,397	—	(35,016,135)	—	—	—
(Impairment)		(13,949,961)	—	(11,353,737)	(24,319,176)	—	—	—	—	(1,324,521)	—	(1,421)	(50,948,816)
Reversal of impairment		17,595,386	—	1,550,200	66,330,576	—	3,264,122	—	328,176	122,820	—	—	89,191,280
Disposals		(118,695)	—	(115)	—	—	—	(86,428)	(24,619)	(71,339)	—	(204)	(301,400)

Balances as of September 30, 2021	Ps.	827,870,844	13,492,631	476,492,209	1,476,144,319	60,611,071	359,440,211	49,676,116	17,326,059	193,977,096	44,274,982	—	3,519,305,538

Accumulated depreciation and amortization
Balances as of January 1, 2020	Ps.	(481,465,163))	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	(1,989,628,537)
Depreciation and amortization		(32,245,718)	(317,678)	(9,980,978)	(44,243,938)	(1,470,291)	(8,531,806)	(1,701,812)	(688,889)	—	—	—	(99,181,110)
Reclassifications		2,009,065	—	(225,047)	—	7,496	—	(222,366)	135,775	—	—	—	1,704,923
Disposals		924,538	—	1,547,492	—	5,461,455	—	2,152,775	586,680	—	—	—	10,672,940

Balances as of September 30, 2020	Ps.	(510,777,278)	(5,835,127)	(198,077,829)	(1,069,285,399)	(39,625,503)	(202,066,893)	(42,819,360)	(7,944,395)	—	—	—	(2,076,431,784)

Balances as of January 1, 2020	Ps.	(481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	(1,989,628,537)
Depreciation and amortization		(42,071,837)	(384,993)	(14,042,861)	(56,325,342)	(1,989,834)	(11,671,929)	(2,249,987)	(895,037)	—	—	—	(129,631,820)
Reclassifications		1,782,525	—	(90,590)	—	(103,562)	—	(203,053)	149,123	—	—	—	1,534,443
Disposals		1,172,277	—	2,576,418	—	5,824,019	968,552	2,164,127	512,922	—	—	—	13,218,315

Balances as of December 31, 2020	Ps.	(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)

Depreciation and amortization		(26,230,863)	(313,450)	(10,943,480)	(49,210,710)	(1,368,441)	(10,650,961)	(1,493,639)	(408,477)	—	—	—	(100,620,021)
Reclassifications		(292,377)	—	(47,505)	—	(25,026)	49,841.00	1,296	(22,032)	—	—	—	(335,803)
Disposals		70,173	—	(70,669)	—	16,934	—	50,029	20,353	—	—	—	86,820

Balances as of September 30, 2021	Ps.	(547,035,265)	(6,215,892)	(212,037,983)	(1,130,577,513)	(41,270,073)	(214,839,584)	(44,779,184)	(8,621,109)	—	—	—	(2,205,376,603)

Wells, pipelines, properties, plant and equipment—net as of September 30, 2020	Ps.	327,313,720	7,429,145	271,519,221	315,641,617	19,696,727	133,246,878	5,864,882	8,580,399	165,076,450	44,775,856	—	1,299,144,895

Wells, pipelines, properties, plant and equipment—net as of December 31, 2020	Ps.	291,122,824	7,590,189	280,815,336	305,861,446	20,418,199	150,114,565	5,492,140	8,618,579	161,870,424	44,225,819	—	1,276,129,521

Wells, pipelines, properties, plant and equipment—net as of September 30, 2021	Ps.	280,835,579	7,276,739	264,454,226	345,566,806	19,340,998	144,600,627	4,896,932	8,704,950	193,977,096	44,274,982	—	1,313,928,935

Depreciation rates		3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%
Estimated useful lives		20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25

(1)	Mainly wells, pipelines and plants.

A.
For the nine-month period ended September 30, 2021 and the year ended December 31, 2020, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 2,278,835 and Ps. 3,893,248, respectively. Financing costs during the nine-month period ended September 30, 2021 and the year ended December 31, 2020 were 6.15% to 6.48% and 5.75% to 7.08%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the nine-month periods ended September 30, 2021 and 2020, recognized in operating costs and expenses, was Ps. 100,620,021, and Ps. 99,181,110, respectively, which includes costs related to plugging and abandonment of wells for the nine-month periods ended September 30, 2021 and 2020, of Ps. 111,453 and Ps. 2,243,267, respectively.

C.
As of September 30, 2021 and December 31, 2020, provisions relating to future plugging of wells costs amounted to Ps. 80,783,100 and Ps. 77,125,513, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D.
As of September 30, 2021 and 2020, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 1,765,350 and Ps. (6,562,460), respectively.

E.
During the nine-month periods ended September 30, 2021 and 2020, PEMEX recognized a reversal of impairment of Ps. 38,242,464 and Ps. 16,110,579, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

September 30,
	2021	2020
Average crude oil price	54.99 USD/bl	50.94 USD/bl
Average gas price	4.70 USD/mpc	5.42 USD/mpc
Average condensates price	64.29 USD/bl	57.60 USD/bl
Discount rate	5.90% annual	6.39% annual

Pemex industrial transformation [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
The net reversal of impairment and net impairment were in the following cash generating units:

	2021		2020
Tula Refinery	Ps.	5,712,131	2,919,561
Morelos Petrochemical Complex		2,048,039	—
Minatitlán Refinery		—	2,577,364

Reversal of impairment		7,760,170	5,496,925
Madero Refinery		(4,517,060)	(15,070,542)
Minatitlán Refinery		(1,639,975)	—
Fertilizer plants		(1,324,519)	(92,644)
Cangrejera Petrochemical Complex		—	(5,844,455)
Morelos Petrochemical Complex		—	(1,119,892)

(Impairment)		(7,481,554)	(22,127,533)

Reversal of impairment (impairment)	Ps.	278,616	(16,630,608)

Summary of Recoverable Amount of Assets
As of September 30, 2021 and 2020, the value in use for the impairment of fixed assets was as follows:

	2021		2020
Tula Refinery	Ps.	55,499,327	78,070,937
Salina Cruz Refinery		50,208,309	53,509,636
Minatitlán Refinery		15,396,795	63,556,867
Morelos Petrochemical Complex		11,103,807	7,094,966
Cangrejera Petrochemical Complex		9,335,695	6,366,959
Madero Refinery		1,635,845	10,210,029

Total	Ps.	143,179,778	218,809,394

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of September 30,
	2021	2020	2021	2020	2021	2020	2021	2020	2021
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price per barrel	U.S $59.10	U.S $35.5	N.A.		N.A.		N.A.		N.A.
Processed volume (i)	906 Mbd	726 Mbd	2,161	2,134	Variable because the load inputs are diverse
			mmpcd of humid gas
Rate of Ps./U.S. dollar	20.3060	22.4573	20.3060	22.4573	20.3060	22.4537	20.3060	22.4573	20.3060
Useful lives of the cash generating units (year average)	11	12	7	7	6	7	5	6	5
Discount rate (% annual)	9.34%	11.22%	10.66%	9.70%	8.57%	8.69%	8.57%	8.27%	10.01%
Period*	2021-2031		2021-2027		2021-2026		2021-2025		2021-2025

*	The first 5 years are projected and stabilize at year 6.
(i)	Average of the first 4 years
N.A.
Non-applicable

Pemex Exploration And Production [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
The net reversal of impairment was in the following CGUs:

	2021		2020
Cantarell	Ps.	38,832,073	38,571,006
Aceite Terciario del Golfo		13,493,508	14,870,748
Crudo Ligero Marino		8,012,507	(1,045,288)
Antonio J. Bermudez		6,342,147	—
Tamaulipas Constituciones		2,301,884	—
Arenque		756,807	415,367
Ixtal - Manik		481,675	—
Drilling equipment		—	161,615

Reversal of impairment		70,220,601	52,973,448

Tsimin Xux		(13,576,171)	(15,938,558)
Chuc		(9,082,385)	(15,153,935)
Burgos		(7,213,977)	11,473,037
Ku-Maloob-Zaap		(993,579)	—
Cuenca de Veracruz		(494,368)	—
Lakach		(368,455)	(302,926)
Ogarrio Magallanes		(308,809)	—
Misión (Cee)		(297,469)	(28,424)
Cuenca de Macuspana		(126,242)	(122,791)
Cactus Sitio Grande		(123,472)	—
Costero		—	(158,664)

(Impairment)		(32,584,927)	(20,232,261)

Reversal of impairment, net	Ps.	37,635,674	32,741,187

Summary of reversal impairment loss for CGUs
As of September 30, 2021 and 2020, values in use for CGUs with impairment or reversal of impairment are:

	2021		2020
Ku-Maloob-Zaap	Ps.	646,140,977	860,706,622
Cuenca de Veracruz		169,460,571	105,692,219
Cantarell		142,433,061	133,201,832
Chuc		54,633,917	21,361,677
Aceite Terciario del Golfo		54,019,442	15,747,232
Ogarrio Magallanes		29,327,987	25,883,780
Antonio J. Bermudez		28,193,558	46,336,093
Cactus Sitio Grande		25,684,671	19,180,576
Crudo Ligero Marino		21,536,136	—
Tsimin Xux		20,681,792	14,797,749
Ixtal - Manik		13,902,514	13,238,398
Burgos		9,686,548	17,599,717
Poza Rica		8,597,852	14,416,335
Tamaulipas Constituciones		7,070,363	17,773,512
Arenque		5,937,235	9,170,168
Cuenca de Macuspana		843,489	114,921

Total	Ps.	1,238,150,113	1,315,220,831

PEMEX [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment

	2021				2020
	Reversal of impairment		(Impairment)	Reversal of impairment / (Impairment), net	Reversal of impairment		(Impairment)	Reversal of impairment / (Impairment), net
Pemex Exploration and Production	Ps.	70,220,601	(32,584,927)	37,635,674	Ps.	52,973,448	(20,232,261)	32,741,187
Pemex Industrial (1) Transformation		7,760,170	(7,481,554)	278,616		5,496,925	(22,127,533)	(16,630,608)
Pemex Logistics		328,174	—	328,174		—	—	—

Total	Ps.	78,308,945	(40,066,481)	38,242,464	Ps.	58,470,373	(42,359,794)	16,110,579

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.